Income Taxes Income Tax Examination by Jurisdiction (Details)	12 Months Ended
Dec. 31, 2011
U.S. federal [Member]
Income Tax Examination [Line Items]
Years subject to examination by major tax jurisdiction	Subsequent to 1998
France [Member]
Income Tax Examination [Line Items]
Years subject to examination by major tax jurisdiction	Subsequent to 2008
Germany [Member]
Income Tax Examination [Line Items]
Years subject to examination by major tax jurisdiction	Subsequent to 2005
Spain [Member]
Income Tax Examination [Line Items]
Years subject to examination by major tax jurisdiction	Subsequent to 2005
United Kingdom [Member]
Income Tax Examination [Line Items]
Years subject to examination by major tax jurisdiction	Subsequent to 2005